PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	$ 79,418	$ 75,729
Ying Mining District [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	58,195	53,651
BYP [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	3,708	3,833
GC [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	15,282	15,765
Other [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	2,233	2,480
Land and buildings [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	59,663	58,581
Land and buildings [Member] | Ying Mining District [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	42,953	41,177
Land and buildings [Member] | BYP [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	2,965	3,047
Land and buildings [Member] | GC [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	12,027	12,369
Land and buildings [Member] | Other [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	1,718	1,988
Office equipment [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	3,777	3,414
Office equipment [Member] | Ying Mining District [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	2,979	2,647
Office equipment [Member] | BYP [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	16	20
Office equipment [Member] | GC [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	516	448
Office equipment [Member] | Other [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	266	299
Machinery [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	10,714	9,903
Machinery [Member] | Ying Mining District [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	8,225	7,114
Machinery [Member] | BYP [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	155	213
Machinery [Member] | GC [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	2,276	2,576
Machinery [Member] | Other [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	58
Motor vehicles [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	2,661	2,489
Motor vehicles [Member] | Ying Mining District [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	2,127	1,917
Motor vehicles [Member] | BYP [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	20	20
Motor vehicles [Member] | GC [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	323	359
Motor vehicles [Member] | Other [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	191	193
Construction in progress [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	2,603	1,342
Construction in progress [Member] | Ying Mining District [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	1,911	796
Construction in progress [Member] | BYP [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	552	533
Construction in progress [Member] | GC [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	140	13
Construction in progress [Member] | Other [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment